Estimates (Schedule of Inventory) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Inventory valuation adjustments	$ 120	$ (267)	$ 229	$ 445
Inventory, Net [Abstract]
Natural gas and NGLs	415	699	415
Crude oil	424	683	424
Refined products	378	483	378
Spare parts and other	248	238	248
Total inventories	$ 1,465	$ 2,103	$ 1,465